Fair value measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value measurements
Note 14 – Fair value measurements

The Company has categorized its financial assets and liabilities, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement the instrument. The three levels of the hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. We currently do not have any Level 1 financial assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. Level 2 inputs include quoted prices for identical assets or liabilities in non-active markets, quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for substantially the full-term of the asset or liability.

Level 3 - Unobservable inputs reflecting management’s own assumptions about the input used in pricing the asset or liability. We currently do not have any Level 3 financial assets or liabilities.

There were no financial instruments measured at fair value on a recurring basis as of December 31, 2013. The following table presents the input level used to determine the fair values of the Company’s financial instruments measured at fair value on a recurring basis for the year ended December 31, 2012:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Certificates of deposit	181,859	—	181,859	—
Total Assets	$181,859	$—	$181,859	$—

Certificates of deposits approximate fair value, based on estimates using current market rates offered for deposits with similar remaining maturities. The Company has no assets or liabilities that are measured at fair value on a non-recurring basis.